Fair values of financial assets and liabilities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	£ 41,796	£ 36,900
Level 3 financial liabilities carried at fair value	8,529	10,417
Financial assets at fair value excluding derivatives	38,536	32,665
Financial liabilities at fair value through profit or loss	4,243	4,630
Financial assets at fair value through profit or loss	2,279	2,321
Financial liabilities excluding derivatives at fair value through profit or loss	4,243	4,630
Amount contractually payable	8,934	9,863
Difference between balance sheet carrying value and amount contractually payable	4,691	5,232
Cumulative increase in fair value measurement, liabilities	114
Losses before tax	(126)	(78)	£ (234)
Liabilities designated at fair value through profit or loss: debt securities in issue	4,243	4,630
Derivative financial instruments	3,260	4,235
Derivative financial instruments	£ (4,286)	(5,787)
Residential Mortgage Backed Securities1 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Debt term	2 years
Residential Mortgage Backed Securities1 | Top of range
Disclosure of detailed information about financial instruments [line items]
Debt term	5 years
Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	£ 4,159	4,147
Financial assets at fair value through profit or loss	2,006	1,714
Derivative financial instruments	2,703	3,097
Derivative financial instruments	£ (3,976)	£ (4,716)